Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of future minimum payments under contractual financial obligations
$
July 31, 2022	18,244
July 31, 2023	3,846
July 31, 2024	3,474
July 31, 2025	2,429
July 31, 2026	5,802
Thereafter	13,472
47,267